Related party transactions: (Details) (USD $)	0 Months Ended		3 Months Ended	0 Months Ended	12 Months Ended						0 Months Ended	7 Months Ended
	Jun. 30, 2013 Mr. Wallen Subordinated promissory note	Dec. 18, 2009 Mr. Wallen Subordinated promissory note	Jun. 30, 2014 Mr. Wallen Subordinated promissory note	Jan. 02, 2013 Mr. Wallen Tauren	Jun. 30, 2014 Mr. Wallen Tauren	Jun. 30, 2013 Mr. Wallen Tauren	Sep. 30, 2014 Mr. Wallen Tauren	Sep. 30, 2014 Mr. Wallen Fossil	Jun. 30, 2014 Mr. Wallen Fossil	Jun. 30, 2013 Mr. Wallen Fossil	Oct. 02, 2013 Pandale	Sep. 30, 2013 Pandale	Sep. 30, 2013 Pandale Gastar
Related party transactions
Monthly rental fee				$ 8,000
Rental expense					96,000	96,000
Amount due to related party					3,333	6,166	3,285	0	33,533
Due from related party for royalties paid by third party operator					2,765	38,756
Ownership interest in affiliated company held by related party (as a percent)							100.00%	100.00%	100.00%
Amount due to related party for capital expenditures									33,533	0
Amount due to related party for drilling costs and lease and operating expenses								224,320	264,705	27,949
Amount due from related party					3,333			27,767	65,650	28,897
Amount borrowed												4,400,000
Amount paid which are held in deposits of payee													4,700,000
Repayment of borrowed amount											4,400,000
Interest on borrowed amount											896,667
Origination fees											1,000,000
Administrative fees											$ 180,000
Interest rate basis	prime rate	prime rate	prime rate
Interest rate spread over basis (as a percent)	1.00%	1.00%	1.00%